Putnam VT Small Cap Value Fund
The fund's portfolio
9/30/20 (Unaudited)

COMMON STOCKS (96.3%)(a)
	Shares	Value
Aerospace and defense (2.8%)
Maxar Technologies, Inc.(S)	35,100	$875,394
Parsons Corp.(NON)	21,569	723,424
Vectrus, Inc.(NON)	27,298	1,037,324

		2,636,142
Air freight and logistics (0.8%)
Radiant Logistics, Inc.(NON)	140,900	724,226

		724,226
Airlines (1.0%)
Allegiant Travel Co.(S)	7,700	922,460

		922,460
Auto components (1.0%)
Cooper Tire & Rubber Co.	28,523	904,179

		904,179
Banks (13.4%)
Ameris Bancorp	26,700	608,226
Baycom Corp.(NON)	46,300	476,890
Coastal Financial Corp./WA(NON)	20,098	246,201
ConnectOne Bancorp, Inc.	70,569	992,906
First Bancshares, Inc. (The)	27,000	566,190
First Horizon National Corp.	97,600	920,368
Independent Bank Corp./MI	53,200	668,724
Investors Bancorp, Inc.(S)	133,413	968,578
Lakeland Bancorp, Inc.	102,400	1,018,880
OceanFirst Financial Corp.	41,700	570,873
OFG Bancorp (Puerto Rico)	88,300	1,100,218
Professional Holding Corp. Class A(NON)	57,689	773,609
QCR Holdings, Inc.	37,106	1,017,075
Southern First Bancshares, Inc.(NON)	25,084	605,779
TCF Financial Corp.	35,200	822,272
TriCo Bancshares	15,300	374,697
Univest Financial Corp.	50,900	731,433

		12,462,919
Building products (4.0%)
Builders FirstSource, Inc.(NON)	30,000	978,600
Griffon Corp.	53,553	1,046,426
Insteel Industries, Inc.	20,600	385,220
Quanex Building Products Corp.(S)	69,446	1,280,584

		3,690,830
Chemicals (2.5%)
AdvanSix, Inc.(NON)	63,200	814,016
Element Solutions, Inc.(NON)	76,400	802,964
Koppers Holdings, Inc(NON)	35,700	746,487

		2,363,467
Commercial services and supplies (5.5%)
ACCO Brands Corp.	137,500	797,500
CECO Environmental Corp.(NON)	126,226	920,188
IBEX, Ltd.(NON)	107,775	1,657,580
KAR Auction Services, Inc.	60,500	871,200
UniFirst Corp./MA	4,300	814,291

		5,060,759
Communications equipment (1.0%)
Ribbon Communications, Inc.(NON)	236,400	914,868

		914,868
Construction and engineering (2.7%)
MYR Group, Inc.(NON)	23,302	866,368
Sterling Construction Co., Inc.(NON)	57,517	814,441
WillScot Mobile Mini Holdings Corp.(NON)	51,600	860,688

		2,541,497
Construction materials (0.7%)
Tecnoglass, Inc. (Colombia)(S)	129,800	687,940

		687,940
Containers and packaging (1.8%)
Berry Global Group, Inc.(NON)	18,900	913,248
Silgan Holdings, Inc.	21,000	772,170

		1,685,418
Distributors (0.8%)
Core-Mark Holding Co., Inc.	26,800	775,324

		775,324
Diversified consumer services (0.7%)
Universal Technical Institute, Inc.(NON)	131,900	670,052

		670,052
Electric utilities (1.4%)
Otter Tail Corp.	10,300	372,551
PNM Resources, Inc.	22,500	929,925

		1,302,476
Electrical equipment (0.9%)
nVent Electric PLC (United Kingdom)	46,600	824,354

		824,354
Electronic equipment, instruments, and components (2.0%)
Jabil, Inc.	20,027	686,125
SYNNEX Corp.	8,043	1,126,503

		1,812,628
Energy equipment and services (0.7%)
Newpark Resources, Inc.(NON)	642,800	674,940

		674,940
Entertainment (2.1%)
IMAX Corp. (Canada)(NON)	71,000	849,160
Lions Gate Entertainment Corp. Class A(NON)(S)	114,784	1,088,152

		1,937,312
Equity real estate investment trusts (REITs) (7.0%)
Alpine Income Property Trust, Inc.(R)	62,717	975,249
Diversified Healthcare Trust(R)	212,528	748,099
Gaming and Leisure Properties, Inc.(R)	27,403	1,011,993
Plymouth Industrial REIT, Inc.(R)	64,430	795,066
QTS Realty Trust, Inc. Class A(R)	10,845	683,452
Spirit Realty Capital, Inc.(R)	33,099	1,117,091
STORE Capital Corp.(R)	41,900	1,149,315

		6,480,265
Food and staples retail (0.9%)
Ingles Markets, Inc. Class A(S)	21,221	807,247

		807,247
Gas utilities (0.8%)
Chesapeake Utilities Corp.	8,400	708,120

		708,120
Health-care equipment and supplies (0.8%)
Lantheus Holdings, Inc.(NON)	56,200	712,054

		712,054
Health-care providers and services (3.0%)
Acadia Healthcare Co., Inc.(NON)	25,233	743,869
Brookdale Senior Living, Inc.(NON)	310,566	788,838
Magellan Health, Inc.(NON)	13,450	1,019,241
RadNet, Inc.(NON)	15,700	240,995

		2,792,943
Hotels, restaurants, and leisure (3.4%)
Brinker International, Inc.	19,500	833,040
Darden Restaurants, Inc.	9,709	978,085
Everi Holdings, Inc.(NON)	163,900	1,352,175

		3,163,300
Household durables (2.1%)
Purple Innovation, Inc.(NON)(S)	48,701	1,210,707
Universal Electronics, Inc.(NON)	20,800	784,992

		1,995,699
Insurance (2.3%)
Argo Group International Holdings, Ltd. (Bermuda)	25,000	860,750
Heritage Insurance Holdings, Inc.	78,214	791,526
Palomar Holdings, Inc.(NON)	3,922	408,829
State Auto Financial Corp.	3,151	43,358

		2,104,463
IT Services (1.9%)
Limelight Networks, Inc.(NON)(S)	142,800	822,528
Unisys Corp.(NON)	84,600	902,682

		1,725,210
Leisure products (1.8%)
Vista Outdoor, Inc.(NON)	84,608	1,707,389

		1,707,389
Machinery (2.5%)
Crane Co.	16,700	837,171
Mayville Engineering Co., Inc.(NON)	44,495	408,909
Wabash National Corp.(S)	90,700	1,084,772

		2,330,852
Media (0.3%)
Emerald Holding, Inc.	155,100	316,404

		316,404
Metals and mining (3.3%)
Cleveland-Cliffs, Inc.(S)	116,600	748,572
Ferroglobe Representation & Warranty Insurance Trust(NON)	102,740	—
Major Drilling Group International, Inc. (Canada)(NON)	314,900	1,686,183
Olympic Steel, Inc.	54,900	623,664

		3,058,419
Mortgage real estate investment trusts (REITs) (1.8%)
KKR Real Estate Finance Trust, Inc.(R)(S)	40,475	669,052
Ladder Capital Corp.(R)	140,500	1,000,360

		1,669,412
Multi-utilities (1.1%)
Unitil Corp.	26,400	1,020,096

		1,020,096
Multiline retail (0.8%)
Big Lots, Inc.(S)	15,700	700,220

		700,220
Oil, gas, and consumable fuels (3.5%)
Arch Resources, Inc.	26,700	1,134,216
Magnolia Oil & Gas Corp. Class A(NON)(S)	141,400	731,038
Range Resources Corp.	110,100	728,862
Scorpio Tankers, Inc.(S)	62,444	691,255

		3,285,371
Paper and forest products (0.3%)
Verso Corp. Class A	35,947	283,622

		283,622
Professional services (—%)
BancTec, Inc. 144A CVR(F)	152,299	—

		—
Road and rail (0.7%)
Universal Logistics Holdings, Inc.	31,700	661,262

		661,262
Semiconductors and semiconductor equipment (1.0%)
Photronics, Inc.(NON)	93,206	928,332

		928,332
Software (1.1%)
Avaya Holdings Corp.(NON)(S)	66,564	1,011,773

		1,011,773
Specialty retail (3.6%)
Citi Trends, Inc.	24,400	609,512
Murphy USA, Inc.(NON)	5,674	727,804
Shoe Carnival, Inc.(S)	26,300	883,154
Zumiez, Inc.(NON)	40,600	1,129,492

		3,349,962
Textiles, apparel, and luxury goods (0.6%)
Carter's, Inc.	5,300	458,874
Unifi, Inc.(NON)	6,531	83,858

		542,732
Thrifts and mortgage finance (4.1%)
Flagstar Bancorp, Inc.	36,700	1,087,421
MGIC Investment Corp.	92,600	820,436
Premier Financial Corp.	49,326	768,252
Walker & Dunlop, Inc.	20,600	1,091,800

		3,767,909
Tobacco (0.3%)
Turning Point Brands, Inc.(S)	10,714	298,921

		298,921
Trading companies and distributors (0.9%)
Nesco Holdings, Inc.(NON)	201,339	835,557

		835,557
Water utilities (0.6%)
Consolidated Water Co., Ltd. (Cayman Islands)	56,923	592,568

		592,568

Total common stocks (cost $93,811,413)		$89,441,893

INVESTMENT COMPANIES (3.4%)(a)
	Shares	Value
Barings BDC, Inc.	147,300	$1,178,400
Crescent Capital BDC, Inc.	28,948	369,087
Saratoga Investment Corp.	50,433	846,770
TriplePoint Venture Growth BDC Corp.(S)	68,200	752,928

Total investment companies (cost $3,332,338)		$3,147,185

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Nesco Holdings, Inc.	1/1/25	$11.50	25,714	$7,714

Total warrants (cost $32,914)				$7,714

SHORT-TERM INVESTMENTS (14.9%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 0.22%(AFF)	12,845,931	$12,845,931
Putnam Short Term Investment Fund Class P 0.21%(AFF)	949,486	949,486

Total short-term investments (cost $13,795,417)		$13,795,417
TOTAL INVESTMENTS

Total investments (cost $110,972,082)		$106,392,209

Key to holding's abbreviations
CVR	Contingent Value Rights
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2020 through September 30, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $92,833,705.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/20
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$16,711,340	$62,255,411	$66,120,820	$93,195	$12,845,931
	Putnam Short Term Investment Fund**	1,931,235	29,636,337	30,618,086	9,973	949,486

	Total Short-term investments	$18,642,575	$91,891,748	$96,738,906	$103,168	$13,795,417
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $12,845,931, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $12,376,053. Certain of these securities were sold prior to the close of the reporting period.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$2,253,716	$—	$—
Consumer discretionary	13,808,857	—	—
Consumer staples	1,106,168	—	—
Energy	3,960,311	—	—
Financials	20,004,703	—	—
Health care	3,264,002	240,995	—
Industrials	20,227,939	—	—**
Information technology	6,392,811	—	—
Materials	8,078,866	—	—
Real estate	6,480,265	—	—
Utilities	3,623,260	—	—

Total common stocks	89,200,898	240,995	—
Investment companies	3,147,185	—	—
Warrants	7,714	—	—
Short-term investments	949,486	12,845,931	—

Totals by level	$93,305,283	$13,086,926	$—**
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
**Value of Level 3 Security is $—.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com